TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE ACCOUNTS PAYABLE
Sundry suppliers (Opex, Capex, services and Material)	R$ 6,790,882	R$ 6,683,503
Amounts payable (operators, co-billing)	198,942	187,976
Payables for purchase of non-current assets	269,446	224,777
Related parties (Note 28)	383,512	350,844
Total	R$ 7,642,782	R$ 7,447,100